Share capital, Warrant Exercise Incentive Program (FY) (Details)			6 Months Ended		12 Months Ended
	May 10, 2023 USD ($) shares	May 01, 2023 $ / shares shares	Jan. 31, 2025 USD ($)	Jan. 31, 2024 USD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2023 USD ($)	Nov. 06, 2024 $ / shares	Oct. 29, 2024 $ / shares	Oct. 08, 2024 $ / shares	Sep. 22, 2023 $ / shares	Aug. 22, 2023 $ / shares	Aug. 04, 2023 $ / shares	Apr. 30, 2023 $ / shares
Warrants and Rights Note Disclosure [Abstract]
Warrant exercise price per share (in dollars per share) | $ / shares							$ 1.52	$ 1.31	$ 6.73	$ 1.31	$ 1.31	$ 1.31
Warrant fair value modification | $			$ 292,896	$ 786,317
DevvStream Holdings, Inc. [Member]
Warrants and Rights Note Disclosure [Abstract]
Warrant exercise price per share (in dollars per share) | $ / shares								$ 0.2		$ 0.2	$ 0.2	$ 0.2
Warrants exercised (in shares)	1,170,000
Warrant fair value modification | $					$ 1,290,327	$ 1,838,811
DevvStream Holdings, Inc. [Member] | Warrant Exercise Incentive Program [Member]
Warrants and Rights Note Disclosure [Abstract]
Warrant fair value modification | $	$ 23,744
DevvStream Holdings, Inc. [Member] | Warrant Exercise Incentive Program [Member] | Eligible Warrants [Member]
Warrants and Rights Note Disclosure [Abstract]
Warrant exercise price per share (in dollars per share) | $ / shares		$ 1.2											$ 1.5
Number of eligible warrant for each new warrants (in shares)		2
Warrants exercised (in shares)	170,000
DevvStream Holdings, Inc. [Member] | Warrant Exercise Incentive Program [Member] | New Warrants [Member]
Warrants and Rights Note Disclosure [Abstract]
Warrant exercise price per share (in dollars per share) | $ / shares		$ 2
Number of new share purchase warrants for two eligible warrants (in shares)		1
Number of additional shares each warrant holder will entitle to acquire (in shares)		1
Warrants exercised (in shares)	85,000
Fair value of the warrants issued | $	$ 37,379